EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Numerator:
Income (loss) from continuing operations	$ 6,712	$ (26,128)	$ (493)	$ 1,934	$ (3,795)	$ (3,982)	$ (1,742)	$ (804)	$ (888)	$ (18,072)	$ (2,292)	$ (28,482)	$ (7,416)	$ (2,632)
Income from discontinued operations	(1,053)	(2,024)	769	405	1,616	2,170	1,456	1,977	(5,501)	(1,213)	2,729	766	102	8,197
Net income (loss) and comprehensive income (loss)	$ 5,659	$ (28,152)	$ 276	$ 2,339	$ (2,179)	$ (1,812)	$ (286)	$ 1,173	$ (6,389)	$ (19,285)	$ 437	$ (27,716)	$ (7,314)	$ 5,565
Denominator:
Weighted average common shares outstanding	69,614,000		68,362,000							69,314,000	68,151,000	68,226,000	67,163,000	65,496,000
Earnings (loss) per common share - basic
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.10	$ (0.39)	$ (0.01)	$ 0.03	$ (0.06)	$ (0.06)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.26)	$ (0.03)	$ (0.42)	$ (0.11)	$ (0.04)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	(0.02)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	(0.02)	0.04	0.01	0.00	0.12
Earnings Per Share, Basic, Total	$ 0.08	$ (0.42)	$ 0.00	$ 0.03	$ (0.03)	$ (0.03)	$ 0.00	$ 0.02	$ (0.10)	$ (0.28)	$ 0.01	$ (0.41)	$ (0.11)	$ 0.08
Numerator:
Net income and comprehensive income	$ 5,659	$ (28,152)	$ 276	$ 2,339	$ (2,179)	$ (1,812)	$ (286)	$ 1,173	$ (6,389)	$ (19,285)	$ 437	$ (27,716)	$ (7,314)	$ 5,565
Other Income - Gain from change in fair value of conversion derivative, net of taxes												$ 2,270	$ (204)
Denominator:
Weighted average common shares outstanding	69,614,000		68,362,000							69,314,000	68,151,000	68,226,000	67,163,000	65,496,000
Effect of dilutive securities:
Restricted Shares, RSU's and options	6,000		518,000								784,000			1,353,000
Dilutive potential common shares	69,620,000		68,880,000							69,314,000	68,935,000	68,226,000	67,163,000	66,849,000
Income (loss) per common share - dilutive
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.10	$ (0.39)	$ (0.01)	$ 0.03	$ (0.06)	$ (0.06)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.26)	$ (0.03)	$ (0.42)	$ (0.11)	$ (0.04)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	(0.02)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	(0.02)	0.04	0.01	0.00	0.12
Earnings Per Share, Diluted, Total	$ 0.08	$ (0.42)	$ 0.00	$ 0.03	$ (0.03)	$ (0.03)	$ 0.00	$ 0.02	$ (0.10)	$ (0.28)	$ 0.01	$ (0.41)	$ (0.11)	$ 0.08
Anti-dilutive securities excluded from computation of earnings per share (in shares)	19,840,873		19,656,831							19,882,230	19,766,669	20,970,505	21,618,876
Shares Reserved For Future Issuance
Stock options granted under the incentive plans reserved for future issuance (in shares)	88,333	0								88,333		0
Shares of common stock issuable upon the vesting of RSUs	448,103	0								448,103		0
Shares of common stock available for future issuance under the Amended and Restated 2004 Stock Incentive Plan	2,642,271	0								2,642,271		0
Shares of common stock issuable pursuant to the convertible notes	19,095,794	0								19,095,794		0